Provision for expected credit losses	12 Months Ended
Sep. 30, 2025
Provision for expected credit losses
Provision for expected credit losses

Note 10.Provision for expected credit losses

Accounting policy

Note 6 provides details of impairment charges.

Impairment applies to all financial assets at amortised cost, lease receivables, debt securities measured at FVOCI, due from subsidiaries and credit commitments.

The ECL is recognised as follows:

●
Loans (including lease receivables), debt securities at amortised cost and due from subsidiaries: as a reduction of the carrying value of the financial asset through an offsetting provision account (refer to Note 9 and Note 17);
●
Debt securities at FVOCI: in reserves in OCI with no reduction of the carrying value of the debt security itself (refer to Note 17 and Note 26); and
●
Credit commitments: as a provision (refer to Note 25).

Measurement

Westpac calculates the provision for ECL based on a three-stage approach. The provision for ECL is a probability-weighted estimate of the cash shortfalls expected to result from defaults over the relevant time frame. They are determined by evaluating a range of possible outcomes and taking into account the time value of money, past events, current conditions and forecasts of future economic conditions.

The models use three main components to determine the ECL (as well as the time value of money) including:

●
Probability of default (PD): the probability that a counterparty will default;
●
Loss given default (LGD): the loss that is expected to arise in the event of a default; and
●
Exposure at default (EAD): the estimated outstanding amount of credit exposure at the time of the default.

Model stages

The three stages are as follows:

Stage 1: 12 months ECL – performing

For financial assets where there has been no significant increase in credit risk since origination, a provision for 12 months ECL is recognised.

Stage 2: Lifetime ECL – performing

For financial assets where there has been a significant increase in credit risk since origination but where the asset is still performing, a provision for lifetime ECL is recognised. The indicators of a significant increase in credit risk are described on the following page.

Stage 3: Lifetime ECL – non-performing

Financial assets in Stage 3 are those that are in default. This is aligned to the regulatory definition of default applied in the calculation of credit risk weighted assets. A default occurs when:

●
Westpac considers that the customer is unable to repay its credit obligations in full, irrespective of recourse by Westpac to actions such as realising security. Indicators include a breach of contract with Westpac such as a default on interest or principal payments, a borrower experiencing significant financial difficulties or observable economic conditions that correlate to defaults on an individual basis; or
●
The customer is more than 90 days past due on any material credit obligation.

A provision for lifetime ECL is recognised on these financial assets.

Collective and individual assessment

Financial assets that are in Stages 1 and 2 are assessed on a collective basis. This means that they are grouped in pools of similar assets with similar credit risk characteristics including the type of product and the customer risk grade. Financial assets in Stage 3 are assessed on an individual basis or calculated collectively for those below a specified threshold.

Expected life

In considering the lifetime time frame for ECL in Stages 2 and 3, the standard generally requires use of the remaining contractual life adjusted, where appropriate, for prepayments, extension and other options. For certain revolving credit facilities which include both a drawn and undrawn component (e.g. credit cards and revolving lines of credit),

Note 10.Provision for expected credit losses (Continued)

Westpac’s contractual ability to demand repayment and cancel the undrawn commitment does not limit the exposure to credit losses to the contractual notice period. For these facilities, lifetime is based on historical behaviour.

Movement between stages

Financial assets may move in both directions through the stages of the impairment model. Financial assets previously in Stage 2 may move back to Stage 1 if it is no longer considered that there has been a significant increase in credit risk. Similarly, financial assets in Stage 3 may move back to Stage 1 or Stage 2 if they are no longer assessed to be non-performing.

Critical accounting assumptions and estimates

Key judgements include when a significant increase in credit risk has occurred, the estimation of forward-looking macroeconomic information and overlays. Other factors which can impact the provision include the borrower’s financial situation, the realisable value of collateral, Westpac’s position relative to other claimants, the reliability of customer information and the likely cost and duration of recovering the loan.

Significant increase in credit risk (SICR)

Determining when a financial asset has experienced a SICR since origination is a critical accounting judgement which is based on the change in the probability of default (PD) since origination. In determining whether a change in PD represents a significant increase in risk, relative changes in PD and absolute PD thresholds are both considered based on the portfolio of the exposure.

Westpac does not rebut the presumption that instruments that are 30 days past due have experienced a SICR but this is used as a backstop rather than the primary indicator. In addition, providing a program-managed customer with a hardship arrangement or downgrading a transaction-managed exposure to a performing but weak credit risk grade of E (watchlist) or worse is generally treated as an indication of a SICR. Note 11.2 provides further details on the Group’s credit risk rating system.

Forward-looking macroeconomic information

The measurement of ECL for each stage and the assessment of significant increase in credit risk considers information about past events and current conditions as well as reasonable and supportable projections of future events and economic conditions. The estimation of forward-looking information is a critical accounting judgement. Westpac considers three future macroeconomic scenarios including a base case scenario along with upside and downside scenarios.

The macroeconomic variables used in these scenarios, based on current economic forecasts, include (but are not limited to) employment to population rates, real gross domestic product growth rates and residential and commercial property price indices.

●
Base case scenario

This scenario utilises the internal Westpac economics forecast used for strategic decision making and forecasting.

●
Upside scenario

This scenario represents a modest improvement on the base case scenario.

●
Downside scenario

The downside scenario is a more severe scenario with ECL higher than those under the base case scenario. This scenario assumes a recession with a combination of negative GDP growth, declines in commercial and residential property prices and an increase in the unemployment rate, which simultaneously impact ECL across all portfolios from the reporting date.

The three macroeconomic scenarios are probability weighted and together represent Westpac’s view of the forward looking distribution of potential loss outcomes. The weighting applied to each of the three macroeconomic scenarios takes into account historical frequency, current trends, and forward-looking conditions.

The macroeconomic variables and probability weightings of the three macroeconomic scenarios are subject to the approval of the Group Chief Financial Officer and Group Chief Risk Officer with oversight from the Board of Directors (and its Committees).

Overlays

Where appropriate, adjustments will be made to modelled outcomes to reflect reasonable and supportable information not already incorporated in the models.

Judgements can change with time as new information becomes available which could result in changes to the provision for ECL.

Note 10.Provision for expected credit losses (Continued)

Loans and credit commitments

The following tables disclose the provision for ECL on loans and credit commitments by stage for Westpac and the Parent Entity.

	2025				2024
			Non-				Non-
	Performing		Performing		Performing		Performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Consolidated
Provision for ECL on loans
Housing	186	804	615	1,605	162	879	639	1,680
Personal	59	179	84	322	61	207	99	367
Business	538	1,067	977	2,582	405	1,163	953	2,521
Total loans ECL provision (Note 9)	783	2,050	1,676	4,509	628	2,249	1,691	4,568
Provision for ECL on credit commitments
Housing	11	21	-	32	7	18	-	25
Personal	14	20	-	34	16	27	-	43
Business	132	241	30	403	110	300	38	448
Total credit commitments ECL provision (Note 25)	157	282	30	469	133	345	38	516
Total provision for ECL on loans and credit commitments	940	2,332	1,706	4,978	761	2,594	1,729	5,084
Presented as provision for ECL on:
Individually assessed provisions	-	-	539	539	-	-	536	536
Collectively assessed provisions	940	2,332	1,167	4,439	761	2,594	1,193	4,548
Total provision for ECL on loans and credit commitments	940	2,332	1,706	4,978	761	2,594	1,729	5,084
Gross loans	711,230	135,475	9,657	856,362	639,900	161,121	10,314	811,335
Credit commitments	200,393	20,306	470	221,169	181,275	30,395	441	212,111
Gross loans and credit commitments	911,623	155,781	10,127	1,077,531	821,175	191,516	10,755	1,023,446
Coverage ratio on loans (%)	0.11	1.51	17.36	0.53	0.10	1.40	16.40	0.56
Coverage ratio on loans and credit commitments (%)	0.10	1.50	16.85	0.46	0.09	1.35	16.08	0.50

Note 10.Provision for expected credit losses (Continued)

	2025				2024
			Non-				Non-
	Performing		Performing		Performing		Performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Parent Entity
Provision for ECL on loans
Housing	155	712	540	1,407	136	743	575	1,454
Personal	52	159	77	288	54	184	92	330
Business	472	922	879	2,273	348	968	838	2,154
Total loans ECL provision (Note 9)	679	1,793	1,496	3,968	538	1,895	1,505	3,938
Provision for ECL on credit commitments
Housing	7	16	-	23	6	14	-	20
Personal	12	16	-	28	12	17	-	29
Business	128	223	28	379	105	283	27	415
Total credit commitments ECL provision (Note 25)	147	255	28	430	123	314	27	464
Total provision for ECL on loans and credit commitments	826	2,048	1,524	4,398	661	2,209	1,532	4,402
Presented as provision for ECL on:
Of which:
Individually assessed provisions	-	-	459	459	-	-	437	437
Collectively assessed provisions	826	2,048	1,065	3,939	661	2,209	1,095	3,965
Total provision for ECL on loans and credit commitments	826	2,048	1,524	4,398	661	2,209	1,532	4,402
Gross loans	628,492	121,947	8,641	759,080	564,844	139,828	9,309	713,981
Credit commitments	177,414	17,852	438	195,704	160,418	27,033	411	187,862
Gross loans and credit commitments	805,906	139,799	9,079	954,784	725,262	166,861	9,720	901,843
Coverage ratio on loans (%)	0.11	1.47	17.31	0.52	0.10	1.36	16.17	0.55
Coverage ratio on loans and credit commitments (%)	0.10	1.46	16.79	0.46	0.09	1.32	15.76	0.49

Note 10.Provision for expected credit losses (Continued)

Movement in provision for ECL on loans and credit commitments

The reconciliation of the provision for ECL tables for loans and credit commitments has been determined by an aggregation of monthly movements over the year. The key line items in the reconciliation represent the following:

●	“Transfers between stages” represents transfers between Stage 1, Stage 2 and Stage 3 prior to remeasurement of the provision for ECL;
●	“Business activity during the year” represents new accounts originated during the year net of those that were de-recognised due to final repayments during the year;
●	“Net remeasurement of provision for ECL” represents the impact on the provision for ECL due to changes in credit quality during the year (including transfers between stages), changes in portfolio overlays, changes due to forward-looking economic scenarios and partial repayments and additional draw-downs on existing facilities over the year; and
●	“Write-offs” represents a reduction in the provision for ECL as a result of derecognition of exposures where there is no reasonable expectation of full recovery.

	Consolidated				Parent Entity
			Non-				Non-
	Performing		Performing		Performing		Performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance as at 30 September 2023	706	2,808	1,416	4,930	600	2,419	1,248	4,267
Transfers to Stage 1	1,222	(1,165)	(57)	-	1,088	(1,036)	(52)	-
Transfers to Stage 2	(315)	822	(507)	-	(274)	724	(450)	-
Transfers to Stage 3	(3)	(608)	611	-	(3)	(527)	530	-
Business activity during the year	303	(328)	(293)	(318)	267	(308)	(243)	(284)
Net remeasurement of provision for ECL	(1,149)	1,070	1,123	1,044	(1,016)	937	1,016	937
Write-offs	-	-	(620)	(620)	-	-	(573)	(573)
Exchange rate and other adjustments	(3)	(5)	56	48	(1)	-	56	55
Balance as at 30 September 2024	761	2,594	1,729	5,084	661	2,209	1,532	4,402
Transfers to Stage 1	1,386	(1,299)	(87)	-	1,214	(1,132)	(82)	-
Transfers to Stage 2	(201)	807	(606)	-	(174)	720	(546)	-
Transfers to Stage 3	(4)	(596)	600	-	(4)	(530)	534	-
Business activity during the year	306	(409)	(277)	(380)	266	(385)	(229)	(348)
Net remeasurement of provision for ECL	(1,304)	1,281	1,077	1,054	(1,137)	1,202	989	1,054
Write-offs	-	-	(763)	(763)	-	-	(705)	(705)
Exchange rate and other adjustments	(4)	(46)	33	(17)	-	(36)	31	(5)
Balance as at 30 September 2025	940	2,332	1,706	4,978	826	2,048	1,524	4,398

Note 10.Provision for expected credit losses (Continued)

	Consolidated				Parent Entity
			Non-				Non-
	Performing		Performing		Performing		Performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Housing
Balance as at 30 September 2023	158	1,052	513	1,723	121	920	446	1,487
Transfers to Stage 1	351	(345)	(6)	-	311	(307)	(4)	-
Transfers to Stage 2	(41)	310	(269)	-	(36)	276	(240)	-
Transfers to Stage 3	-	(196)	196	-	-	(183)	183	-
Business activity during the year	59	(131)	(158)	(230)	55	(123)	(143)	(211)
Net remeasurement of provision for ECL	(357)	209	396	248	(309)	174	357	222
Write-offs	-	-	(57)	(57)	-	-	(46)	(46)
Exchange rate and other adjustments	(1)	(2)	24	21	-	-	22	22
Balance as at 30 September 2024	169	897	639	1,705	142	757	575	1,474
Transfers to Stage 1	377	(367)	(10)	-	305	(295)	(10)	-
Transfers to Stage 2	(46)	445	(399)	-	(42)	398	(356)	-
Transfers to Stage 3	-	(173)	173	-	-	(152)	152	-
Business activity during the year	81	(177)	(170)	(266)	71	(160)	(141)	(230)
Net remeasurement of provision for ECL	(385)	197	409	221	(314)	180	342	208
Write-offs	-	-	(52)	(52)	-	-	(44)	(44)
Exchange rate and other adjustments	1	3	25	29	-	-	22	22
Balance as at 30 September 2025	197	825	615	1,637	162	728	540	1,430

Personal
Balance as at 30 September 2023	82	225	98	405	68	191	90	349
Transfers to Stage 1	358	(356)	(2)	-	325	(324)	(1)	-
Transfers to Stage 2	(59)	106	(47)	-	(56)	98	(42)	-
Transfers to Stage 3	-	(136)	136	-	-	(128)	128	-
Business activity during the year	36	(9)	-	27	34	(8)	-	26
Net remeasurement of provision for ECL	(340)	405	295	360	(305)	372	283	350
Write-offs	-	-	(394)	(394)	-	-	(378)	(378)
Exchange rate and other adjustments	-	(1)	13	12	-	-	12	12
Balance as at 30 September 2024	77	234	99	410	66	201	92	359
Transfers to Stage 1	342	(340)	(2)	-	310	(309)	(1)	-
Transfers to Stage 2	(53)	92	(39)	-	(51)	85	(34)	-
Transfers to Stage 3	-	(127)	127	-	(1)	(119)	120	-
Business activity during the year	31	(15)	-	16	29	(15)	-	14
Net remeasurement of provision for ECL	(319)	368	360	409	(288)	337	347	396
Write-offs	-	-	(461)	(461)	-	-	(447)	(447)
Exchange rate and other adjustments	(5)	(13)	-	(18)	(1)	(5)	-	(6)
Balance as at 30 September 2025	73	199	84	356	64	175	77	316

Note 10.Provision for expected credit losses (Continued)

	Consolidated				Parent Entity
			Non-				Non-
	Performing		Performing		Performing		Performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Business
Balance as at 30 September 2023	466	1,531	805	2,802	411	1,308	712	2,431
Transfers to Stage 1	513	(464)	(49)	-	452	(405)	(47)	-
Transfers to Stage 2	(215)	406	(191)	-	(182)	350	(168)	-
Transfers to Stage 3	(3)	(276)	279	-	(3)	(216)	219	-
Business activity during the year	208	(188)	(135)	(115)	178	(177)	(100)	(99)
Net remeasurement of provision for ECL	(452)	456	432	436	(402)	391	376	365
Write-offs	-	-	(169)	(169)	-	-	(149)	(149)
Exchange rate and other adjustments	(2)	(2)	19	15	(1)	-	22	21
Balance as at 30 September 2024	515	1,463	991	2,969	453	1,251	865	2,569
Transfers to Stage 1	667	(592)	(75)	-	599	(528)	(71)	-
Transfers to Stage 2	(102)	270	(168)	-	(81)	237	(156)	-
Transfers to Stage 3	(4)	(296)	300	-	(3)	(259)	262	-
Business activity during the year	194	(217)	(107)	(130)	166	(210)	(88)	(132)
Net remeasurement of provision for ECL	(600)	716	308	424	(535)	685	300	450
Write-offs	-	-	(250)	(250)	-	-	(214)	(214)
Exchange rate and other adjustments	-	(36)	8	(28)	1	(31)	9	(21)
Balance as at 30 September 2025	670	1,308	1,007	2,985	600	1,145	907	2,652

Total provision for ECL

	Consolidated		Parent Entity
$m	2025	2024	2025	2024
Provision for ECL on loans and credit commitments	4,978	5,084	4,398	4,402
Provision for ECL on debt securities at amortised cost[a]	3	6	-	2
Provision for ECL on debt securities at FVOCI[b]	6	6	5	6
Total provision for ECL	4,987	5,096	4,403	4,410

a.	Provision for ECL on debt securities at amortised cost is presented as part of investments securities.
b.	Provision for ECL on debt securities at FVOCI forms part of equity reserves.

Reconciliation of impairment charges

	Consolidated		Parent Entity
$m	2025	2024	2025	2024
Loans and credit commitments:
Business activity during the year	(380)	(318)	(348)	(284)
Net remeasurement of the provision for ECL	1,054	1,044	1,054	937
Impairment charges for debt securities at amortised cost	(3)	-	(2)	1
Impairment charges for debt securities at FVOCI	-	1	(1)	1
Impairment on due from subsidiaries	-	-	(23)	4
Recoveries	(247)	(190)	(240)	(184)
Impairment charges/(benefits) (Note 6)	424	537	440	475

Note 10.Provision for expected credit losses (Continued)

Total write-offs net of recoveries to average loans

	Consolidated
%	2025	2024
Housing	0.01	0.01
Personal	2.66	2.21
Business	0.08	0.05
Total write-offs net of recoveries to average loans	0.06	0.05

Write-offs still under enforcement activity

Of the amount of current year write-offs, $664 million for the Group (2024: $596 million) and $609 million (2024: $549 million) for the Parent Entity represent balances that the Group was still entitled to recover.

Impact of overlays on the provision for ECL on loans and credit commitments

The following table attributes the provision for ECL on loans and credit commitments between individually assessed and collectively assessed provisions. Collectively assessed provisions are disaggregated into the modelled ECL provision and portfolio overlays.

Portfolio overlays are used to capture areas of potential risk and uncertainty in the portfolio, that are not captured in the underlying modelled ECL.

	Consolidated		Parent Entity
$m	2025	2024	2025	2024
Individually assessed provisions	539	536	459	437
Modelled provision for ECL on loans and credit commitments	4,201	4,369	3,691	3,768
Overlays	238	179	248	197
Total provision for ECL on loans and credit commitments	4,978	5,084	4,398	4,402

Details of changes related to forward-looking economic inputs and portfolio overlays, based on reasonable and supportable information up to the date of this report, are provided below.

Modelled provision for ECL on loans and credit commitments

The modelled provision for ECL on loans and credit commitments is a probability weighted estimate based on three scenarios which together represent the Group’s view of the forward-looking distribution of potential loss outcomes. Overlays are used to capture potential risk and uncertainty in the portfolio that are not captured in the underlying modelled ECL. Changes in the modelled provision for ECL and overlays are reflected through the “net remeasurement of provision for ECL” line item.

Note 10.Provision for expected credit losses (Continued)

The base case scenario uses the following Westpac Economic forecasts:

Key economic assumptions for base case scenario	30 September 2025	30 September 2024
Annual GDP: Australia	Forecast growth of 1.9% for calendar year 2025 and 2.4% for calendar year 2026	Forecast growth of 1.5% for calendar year 2024 and 2.4% for calendar year 2025
New Zealand	Forecast growth of 1.7% for calendar year 2025 and 3.1% for calendar year 2026	Forecast growth of 0.1% for calendar year 2024 and 2.0% for calendar year 2025
Commercial property index, Australia	Forecast price growth of 0.9% for calendar year 2025 and 3.8% for calendar year 2026	Forecast price contraction of 11.5% for calendar year 2024 and growth of 1.3% for calendar year 2025
Residential property prices: Australia	Forecast price growth of 5.6% for calendar year 2025 and 9.0% for calendar year 2026	Forecast price growth of 5.7% for calendar year 2024 and 4.0% for calendar year 2025
New Zealand	Forecast price growth of 0.6% for calendar year 2025 and 5.4% for calendar year 2026	Forecast price growth of 0.7% for calendar year 2024 and 6.4% for calendar year 2025
Cash rate, Australia	Forecast cash rate of 3.35% at December 2025 and 2.85% at December 2026	Forecast cash rate of 4.35% at December 2024 and 3.35% at December 2025
Unemployment rate: Australia	Forecast rate of 4.4% at December 2025 and 4.5% at December 2026	Forecast rate of 4.3% at December 2024 and 4.6% at December 2025
New Zealand	Forecast rate of 5.3% at December 2025 and 4.6% at December 2026	Forecast rate of 5.3% at December 2024 and 5.6% at December 2025

The downside scenario is a more severe scenario with expected credit losses higher than the base case. This scenario assumes a recession with a combination of negative GDP growth, declines in commercial and residential property prices and an increase in the unemployment rate, which simultaneously impact expected credit losses across all portfolios from the reporting date. The assumptions used in this scenario and relativities to the base case will be monitored having regard to the emerging economic conditions and updated where necessary. The upside scenario represents a modest improvement to the base case.

Note 10.Provision for expected credit losses (Continued)

The following sensitivity table shows the reported provision for ECL on loans and credit commitments based on the probability weighted scenarios and what the provision for ECL on loans and credit commitments would be assuming a 100% weighting to the base case scenario and to the downside scenario (with all other assumptions held constant).

	Consolidated		Parent Entity
$m	2025	2024	2025	2024
Reported probability-weighted ECL	4,978	5,084	4,398	4,402
100% base case ECL	3,031	3,559	2,673	3,089
100% downside ECL	7,143	7,195	6,316	6,221

If 1% of Stage 1 loans and credit commitments (calculated on a 12 month ECL) were transferred to Stage 2 (calculated on a lifetime ECL), the provision for ECL on loans and credit commitments would increase by $113 million (2024: $93 million) for Westpac and $97 million (2024: $81 million) for the Parent Entity. If 1% of Stage 2 loans and credit commitments (calculated on a lifetime ECL) were transferred to Stage 1 (calculated on a 12 month ECL), the provision for ECL on loans and credit commitments would decrease by $20 million (2024: $21 million) for Westpac and $17 million (2024: $18 million) for the Parent Entity. These estimates apply the average modelled provision coverage ratio by stage to the transfer of loans and credit commitments.

The following table discloses the economic weights applied by Westpac and the Parent Entity. In 2025, the following changes were applied to scenario weights to reflect greater uncertainty from geopolitical developments, including in relation to international trade and tariff policies, global tensions and continuing global military conflicts:

●	5.0% increase to downside; and
●	2.5% decrease to both the upside and base scenarios.

Scenario weightings (%)	2025	2024
Upside	2.5	5.0
Base	50.0	52.5
Downside	47.5	42.5

The Group’s definition of default is aligned to the regulatory definition of default applied in the calculation of credit risk weighted assets.

Portfolio overlays

Portfolio overlays are used to address areas of risk, including significant uncertainties that are not captured in the underlying modelled ECL. Determination of portfolio overlays requires expert judgement and is thoroughly documented and subject to comprehensive internal governance and oversight. Overlays are continually reassessed and if the risk is judged to have changed (increased or decreased), or is subsequently captured in the modelled ECL, the overlay will be released or remeasured.

Westpac’s total portfolio overlays as at 30 September 2025 were $238 million (2024: $179 million) for the Group and $248 million (2024: $197 million) for the Parent Entity, and comprise:

●	Climate-related risk: $71 million (2024: $70 million) for the Group and $71 million (2024: $70 million) for the Parent Entity for the expected impact of climate-related physical risk and transition risk to both retail and non-retail portfolios;
●	Non-retail portfolios: $159 million (2024: $32 million) for the Group and $146 million (2024: $21 million) for the Parent Entity. Current period overlays primarily relate to portfolio seasoning in business lending and geographical areas experiencing higher stress not related to modelled outcomes; and
●	Retail portfolios: $8 million (2024: $77 million) for the Group and $31 million (2024: $106 million) for the Parent Entity. Current period overlays relate to geographical areas experiencing higher stress and other risks not included in modelled outcomes.

Changes in portfolio overlays are reflected through the “net remeasurement of provision for ECL” line item.

Impact of changes in credit exposures on the provision for ECL on loans and credit commitments

●	Stage 1 credit exposures increased by $90.4 billion (2024: net increase of $37.4 billion) for Westpac and $80.6 billion (2024: net increase of $35.7 billion) for the Parent Entity, driven by new lending across the housing and business loan portfolios. This volume growth, along with a deterioration in scenario weights and introduction of certain overlays, drove an increase in stage 1 ECL.
●	Stage 2 credit exposures decreased by $35.7 billion (2024: increased by $0.1 billion) for Westpac and $27.1 billion (2024: increased by $1.6 billion) for the Parent Entity, driven by net runoff across housing and business portfolios

Note 10.Provision for expected credit losses (Continued)

and net transfers to stage 1 in response to improved model economics, partly offset by a deterioration in scenario weights and reassessment of overlays. Overall, this drove a net decrease in stage 2 ECL.

●	Stage 3 credit exposures decreased by $0.6 billion (2024: increased by $2.0 billion) for Westpac and $0.6 billion (2024: increased by $1.9 billion) for the Parent Entity. This was driven by a slowdown in new mortgage defaults and an increase in mortgages returning to performing, offset by certain downgrades in the business portfolio.